Segmented information (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	$ 155,310	$ 156,114
Less: equity investees' long-lived assets	8,117	5,826
Total consolidated long-lived assets	147,193	150,288
ITALY
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	66,918	99,099
CANADA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	30,713	29,707
UNITED STATES
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	47,322	12,463
SWEDEN
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	322	7,720
CHINA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	8,675	6,524
AUSTRALIA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	$ 1,360	$ 601